Note 11 - Equity - Schedule of Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding warrants, January 1, 2024 (in shares)	2,386,677	848,564	123,333
Exercise price (in dollars per share)	$ 2.07	$ 2.26	$ 7.5
Outstanding warrants, January 1, 2024 (Year)	2 years 2 months 8 days	2 years 5 months 15 days	2 years 6 months	10 months 6 days
Warrants issued pursuant to units offering (in shares)	836,531	1,538,113	198,482
Warrants issued pursuant to units offering (in dollars per share)	$ 2.56	$ 2.56	$ 3
Warrants issued pursuant to modification of convertible debt (in shares)			526,749
Warrants issued pursuant to modification of convertible debt (in dollars per share)			$ 0.75
Outstanding warrants, June 30, 2024 (in shares)	3,223,208	2,386,677	848,564	123,333
Exercise price (in dollars per share)	$ 2.19	$ 2.07	$ 2.26	$ 7.5